Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Changes in Intangible Assets and Goodwill
Net book value	€ 41,005,000	€ 43,257,000
Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	143,468,000	145,388,000
Exchange movements	(886,000)	(1,473,000)
Disposal of subsidiaries		(1,934,000)
Arising on acquisition	95,000	5,000
Additions	5,248,000	3,011,000
Disposals	(2,355,000)	(1,545,000)
Other	(5,000)	16,000
Balance at the end of the period	145,565,000	143,468,000
Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	100,211	99,168,000
Exchange movements	(531)	(880,000)
Disposal of subsidiaries		(952,000)
Amortisation charge for the year	3,941	4,399,000
Disposals	(2,339)	(1,521,000)
Impairment	3,270
Other	8	(3,000)
Balance at the end of the period	104,560,000	100,211
Goodwill.
Changes in Intangible Assets and Goodwill
Net book value	23,353,000	26,734,000
Goodwill. | Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	89,913,000	90,221,000
Exchange movements	(427,000)	(313,000)
Arising on acquisition	77,000	5,000
Balance at the end of the period	89,563,000	89,913,000
Goodwill. | Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	63,179	63,413,000
Exchange movements	(239)	(234,000)
Impairment	3,270
Balance at the end of the period	66,210	63,179
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Net book value	12,602,000	11,420,000
Licence and spectrum fees | Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	28,797,000	30,775,000
Exchange movements	(193,000)	(855,000)
Disposal of subsidiaries		(1,712,000)
Additions	3,009,000	747,000
Disposals	(7,000)	(158,000)
Balance at the end of the period	31,606,000	28,797,000
Licence and spectrum fees | Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	17,377	16,954,000
Exchange movements	(59)	(398,000)
Disposal of subsidiaries		(779,000)
Amortisation charge for the year	1,693	1,758,000
Disposals	(7)	(158,000)
Balance at the end of the period	€ 19,004	17,377
Licence and spectrum fees | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	25 years
Computer software
Changes in Intangible Assets and Goodwill
Net book value	€ 4,977,000	4,872,000
Computer software | Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	17,413,000	16,962,000
Exchange movements	(93,000)	(233,000)
Disposal of subsidiaries		(222,000)
Arising on acquisition	10,000
Additions	2,232,000	2,261,000
Disposals	(2,348,000)	(1,381,000)
Other	(5,000)	26,000
Balance at the end of the period	17,209,000	17,413,000
Computer software | Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	12,541	12,148,000
Exchange movements	(70)	(183,000)
Disposal of subsidiaries		(173,000)
Amortisation charge for the year	2,085	2,105,000
Disposals	(2,332)	(1,357,000)
Other	8	1,000
Balance at the end of the period	€ 12,232	12,541
Computer software | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Computer software | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	5 years
Brands | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	10 years
Customer bases | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	15 years
Others
Changes in Intangible Assets and Goodwill
Net book value	€ 73,000	231,000
Others | Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	7,345,000	7,430,000
Exchange movements	(173,000)	(72,000)
Arising on acquisition	8,000
Additions	7,000	3,000
Disposals		(6,000)
Other		(10,000)
Balance at the end of the period	7,187,000	7,345,000
Others | Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	7,114	6,653,000
Exchange movements	(163)	(65,000)
Amortisation charge for the year	163	536,000
Disposals		(6,000)
Other		(4,000)
Balance at the end of the period	€ 7,114	€ 7,114